REVENUE - Earned Premium (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Underwriting income:
Premiums assumed	$ 284,598,379	$ 200,915,301	$ 250,557,423	$ 201,663,002	$ 118,427,085
Reinsurance premiums ceded	(8,464,693)	(3,185,509)	(3,086,294)	(3,706,430)	(2,160,000)
Net premiums assumed	276,133,686	197,729,792	247,471,129	197,956,572	116,267,085
Change in unearned premiums	(67,041,288)	(37,282,476)	(25,600,824)	(41,086,326)	(20,090,473)
Change in deferred reinsurance premiums	3,278,052	(70,464)	(1,367,894)	524,011	843,883
Net premiums earned	$ 212,370,450	$ 160,376,852	$ 220,502,411	$ 157,394,257	$ 97,020,495